Fair Value Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
March 31, 2017:
Securities available for sale:
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$—	$3,505	$—	$3,505
Residential collateralized mortgage obligations- GSE	—	24,473	—	24,473
Residential mortgage backed securities – GSE	—	28,306	—	28,306
Obligations of state and political subdivisions	—	21,395	—	21,395
Trust preferred debt securities – single issuer	—	2,267	—	2,267
Corporate debt securities	19,829	5,010	—	24,839
Other debt securities	—	780	—	780
Total	$19,829	$85,736	$—	$105,565

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2016:
Securities available for sale:
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$—	$3,479	$—	$3,479
Residential collateralized mortgage obligations- GSE	—	22,560	—	22,560
Residential mortgage backed securities – GSE	—	31,476	—	31,476
Obligations of state and political subdivisions	—	21,400	—	21,400
Trust preferred debt securities – single issuer	—	2,272	—	2,272
Corporate debt securities	12,826	8,942	—	21,768
Other debt securities	—	839	—	839
Total	$12,826	$90,968	$—	$103,794

The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2016:
Securities available for sale:
U.S. Treasury Securities and obligations of U.S. Government sponsored corporations ("GSE") and agencies	$—	$3,479	$—	$3,479
Residential collateralized mortgage obligations - GSE	—	22,560	—	22,560
Residential mortgage backed securities-GSE	—	31,476	—	31,476
Obligations of state and political subdivisions	—	21,400	—	21,400
Trust preferred debt securities - single issuer	—	2,272	—	2,272
Corporate debt securities	12,826	8,942	—	21,768
Other debt securities	—	839	—	839
Total	$12,826	$90,968	$—	$103,794

December 31, 2015:
Securities available for sale:
U.S. Treasury Securities and obligations of U.S Government sponsored corporations (“GSE”) and agencies	$—	$5,481	$—	$5,481
Residential collateralized mortgage obligations - GSE	—	8,287	—	8,287
Residential mortgage backed securities – GSE	—	32,635	—	32,635
Obligations of state and political subdivisions	—	21,436	—	21,436
Trust preferred debt securities - single issuer	—	2,136	—	2,136
Corporate debt securities	14,043	6,379	—	20,422
Other debt securities	—	971	54	1,025
Total	$14,043	$77,325	$54	$91,422

Fair Value Measurements, Nonrecurring
Assets and liabilities measured at fair value on a nonrecurring basis, where there was evidence of impairment, at March 31, 2017 and December 31, 2016 were as follows:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
March 31, 2017:
Impaired loans	$—	$—	$8,463	$8,463

December 31, 2016:
Impaired loans	$—	$—	$4,130	$4,130

Financial assets and financial liabilities measured at fair value on a non-recurring basis at December 31, 2016 and 2015 are as follows:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2016
Impaired loans	—	—	$4,130	$4,130

December 31, 2015
Impaired loans	—	—	$3,960	$3,960
Other real estate owned	—	—	966	966

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
The following table presents additional qualitative information about assets measured at fair value on a nonrecurring basis, where there was evidence of impairment, and for which the Company has utilized Level 3 inputs to determine fair value:

Quantitative Information about Level 3 Fair Value Measurements
(Dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
March 31, 2017
Impaired loans	$8,463	Appraisal of collateral (1)	Appraisal adjustments (2)	24% - 83% (47.3%)
December 31, 2016
Impaired loans	$4,130	Appraisal of collateral (1)	Appraisal adjustments (2)	3%-100% (29.1%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable.

(2)	Includes qualitative adjustments by management and estimated liquidation expenses.

The following table presents additional qualitative information about assets measured at fair value on a non-recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

(Dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2016
Impaired loans	$4,130	Appraisal of collateral (1)	Appraisal adjustments (2)	3%-100% (29.1%)
December 31, 2015
Impaired loans	$3,960	Appraisal of collateral (1)	Appraisal adjustments (2)	11%-44% (29.6%)
Other real estate owned	$966	Appraisal of collateral (1)	Appraisal adjustments (2)	0.11%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs that are not identifiable.

(2)	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value, by Balance Sheet Grouping
The estimated fair values and carrying amounts of financial assets and liabilities as of March 31, 2017 and December 31, 2016 were as follows:

March 31, 2017
(Dollars in thousands)	Carrying	Level 1	Level 2	Level 3	Fair
	Value	Inputs	Inputs	Inputs	Value
Cash and cash equivalents	$47,914	$47,914	$—	$—	$47,914
Securities available for sale	105,565	19,829	85,736	—	105,565
Securities held to maturity	125,940	—	127,845	—	127,845
Loans held for sale	3,360	—	3,455	—	3,455
Loans, net	668,861	—	—	666,634	666,634
SBA servicing asset	661	—	882	—	882
Interest rate lock derivative	149	—	149	—	149
Accrued interest receivable	2,789	—	2,789	—	2,789
FHLB stock	1,060	—	1,060	—	1,060
Deposits	(868,820)	—	(868,259)	—	(868,259)
Borrowings	(10,000)	—	(10,094)	—	(10,094)
Redeemable subordinated debentures	(18,557)	—	(12,080)	—	(12,080)
Accrued interest payable	(832)	—	(832)	—	(832)

December 31, 2016
(Dollars in thousands)	Carrying	Level 1	Level 2	Level 3	Fair
	Value	Inputs	Inputs	Inputs	Value
Cash and cash equivalents	$14,886	$14,886	$—	$—	$14,886
Securities available for sale	103,794	12,826	90,968	—	103,794
Securities held to maturity	126,810	—	128,559	—	128,559
Loans held for sale	14,829	—	15,103	—	15,103
Loans, net	717,314	—	—	716,492	716,492
SBA servicing asset	605	—	822	—	822
Interest rate lock derivative	123	—	123	—	123
Accrued interest receivable	3,095	—	3,095	—	3,095
FHLB stock	3,962	—	3,962	—	3,962
Deposits	(834,516)	—	(834,050)	—	(834,050)
Borrowings	(73,050)	—	(73,222)	—	(73,222)
Redeemable subordinated debentures	(18,557)	—	(11,922)	—	(11,922)
Accrued interest payable	(866)	—	(866)	—	(866)

The estimated fair values, and the recorded book balances, at December 31, 2016 and 2015 were as follows:

December 31, 2016
(Dollars in thousands)	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
Cash and cash equivalents	$14,886	$14,886	—	—	$14,886
Securities available for sale	103,794	12,826	90,968	—	103,794
Securities held to maturity	126,810	—	128,559	—	128,559
Loans held for sale	14,829	—	15,103	—	15,103
Loans, net	717,314	—	—	716,492	716,492
SBA servicing asset	605	—	822	—	822
Interest rate lock derivative	123	—	123	—	123
Accrued interest receivable	3,095	—	3,095	—	3,095
FHLB Stock	3,962	—	3,962	—	3,962
Deposits	(834,516)	—	(834,050)	—	(834,050)
Borrowings	(73,050)	—	(73,222)	—	(73,222)
Redeemable subordinated debentures	(18,557)	—	(11,922)	—	(11,922)
Accrued interest payable	(866)	—	(866)	—	(866)

December 31, 2015
(Dollars in thousands)	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
Cash and cash equivalents	$11,368	$11,368	—	—	$11,368
Securities available for sale	91,422	14,043	77,325	54	91,422
Securities held to maturity	123,261	—	127,157	—	127,157
Loans held for sale	5,997	—	6,115	—	6,115
Loans, net	674,561	—	—	674,722	674,722
Accrued interest receivable	2,853	—	2,853	—	2,853
FHLB Stock	3,302	—	3,302	—	3,302
Deposits	(786,757)	—	(786,594)	—	(786,594)
Borrowings	(58,896)	—	(59,347)	—	(59,347)
Redeemable subordinated debentures	(18,557)	—	(11,641)	—	(11,641)
Accrued interest payable	(846)	—	(846)	—	(846)